Geographical Segmented Information	12 Months Ended
Dec. 31, 2022
Geographical Segmented Information Disclosure [Abstract]
GEOGRAPHICAL SEGMENTED INFORMATION
17.	GEOGRAPHICAL SEGMENTED INFORMATION

The Company is engaged in three business activities, the live events business, which includes partnering with multiple professional sports franchises to drive in-stadium audience engagement; a software licensing business creating a recurring revenue stream; and a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players.

Details of identifiable assets by geographic segments are as follows:

	Restricted deposits	Deposits	Goodwill	Property and equipment	Intangible assets

December 31, 2022
Canada	$8,489	$-	$-	$-	$-
USA	-	100,000	-	172,841	7,058,366

	$8,489	$100,000	-	$172,841	$7,058,366

December 31, 2021
Canada	$9,068	$-	$-	$-	$-
USA	-	100,000	6,580,660	326,945	9,172,507

	$9,068	$100,000	6,580,660	$326,945	$9,172,507